UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2007


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

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ITEM 1 - Schedule of Investments

American Growth Fund
April 30, 2007
(unaudited)

                                             			Market
Common Stocks 92.13%				Shares          Value


Computer & Peripherals	37.13%
	Hewlett					200,000 	8,428,000
	Cisco  *				80,000 	 	2,139,200
	EMC corp. *				70,000 	 	1,062,600
						-------------------------
							       11,629,800

Semiconductor	11.76%
	Texas Instruments Inc.			46,000 	 	1,581,020
	Intel Corp.				56,000 	 	1,204,000
	Integrated Device Tech  *		60,000 	 	  898,800
						-------------------------
								3,683,820

Biotechnology	10.24%
Amgen Inc.  *					50,000 	 	3,207,000
						-------------------------
								3,207,000

Semiconductor Cap. Equip.  7.93%
	Novellus Systems Inc.  *		40,000 	 	1,294,800
	Applied Materials Inc.			40,000 	 	  768,800
	Teradyne Inc.  *			24,000 	 	  418,800
						-------------------------
								2,482,400

Drug  7.24%
	Cephalon Inc.  *			28,500 	 	2,268,885
						-------------------------
								2,268,885

Insurance Industry  5.86%
	AXA ADS.				39,824 	 	1,834,293
						-------------------------
								1,834,293

Computer Software & Svcs  2.56%
	Fair, Isaac Corp.			22,500 	 	  803,475
						-------------------------
								  803,475

ENTERTAINMENT  2.63%
	TIME WARNER, INC.			40,000 	 	  825,200
						-------------------------
								  825,200

Wireless Networking Industry  2.38%
	Network Appliance  *			20,000 	 	  744,200
						-------------------------
Wireless Networking Industry		 			  744,200


Medical Supplies  2.23%
	Cardinal Health Inc.			10,000 	 	  699,500
						-------------------------
								  699,500

Bank  2.16%
	JP Morgan chase & Co.			13,000 	 	  677,300
						-------------------------
								  677,300


Total Value Common Stocks (cost $39,175,017)	 92.12%	       28,855,873
U.S. Treasury Bill Due 08/02/07		  	  3.14%	  	  983,385
U.S. Treasury Bill Due 07/05/07		  	  3.80%		1,189,220
Cash and Receivable, Less Liabilities 		  0.94%	          293,832

						-------------------------
Net Assets 					100.00%	       31,312,310
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		3,546,933
Gross Unrealized depreciation on Investment securities	      (13,866,077)
Net Unrealized depreciation on Investment securities	      (10,319,144)
Cost of invesment securities for federal income
tax purposes						       39,175,017



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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	May 2, 2007

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	May 2, 2007